Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		5 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Parent Company [Member]
Operating activities:
Net loss	$ (163)	$ (39)	$ (49)	$ (101)		$ (222)		$ (113)
Adjustments to reconcile net loss to net cash used in operating activities:
Extinguishment of accounts payable								(118)
Changes in operating assets and liabilities:
Prepaid expenses	(2)	5	4	(11)		5		7
Accounts payable and accrued expenses	63	(7)	(5)	(19)		37		(12)
Accrued interest – related parties	20	17	28	24		63		54
Cash used in operating activities	(82)	(24)	(22)	(69)		(117)		(182)
Financing activities:
Proceeds from notes payable – related parties	100	40	25	55		95		200
Cash provided by financing activities	100	40	25	55		95		200
Net decrease in cash and cash equivalents	18	16	3	(14)		(22)		18
Cash and cash equivalents at beginning of the year	6	11	3	25	$ 11	25		7
Cash and cash equivalents at the end of the year	24	27	6	11	6	$ 3	$ 11	$ 25
Gravitics Inc [Member]
Operating activities:
Net loss	(19,295)	(1,775)			(11,699)		(9,048)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	35	46			178		178
Change in right-of-use assets	141	132			541		512
Cash interest paid on convertible promissory notes	(80)	(61)			(367)		(749)
Non-cash interest expense on short term borrowings	37
Change in fair value of convertible promissory notes	3,449	270			1,858		1,246
Change in fair value of warrant liabilities	8,462	425			1,985		87
Change in fair value of SAFE liabilities	643	(583)			(1,159)		1,108
Gain on extinguishment of unsecured promissory note							(186)
Stock-based compensation	241	342			1,364		1,508
Changes in operating assets and liabilities:
Unbilled revenues		(558)			196		(226)
Prepaid expenses	(25)	93			(223)		(57)
Accounts payable	202	511			1,253		380
Accrued expenses and other current liabilities	(18)	(4)			272		(241)
Deferred revenues	1,141				161
Operating lease liabilities	(105)	(92)			(384)		(334)
Cash used in operating activities	(5,172)	(1,254)			(6,024)		(5,822)
Investing activities:
Purchases of property and equipment		(2)			(38)		(71)
Cash used in investing activities		(2)			(38)		(71)
Financing activities:
Proceeds from issuance of Series A-I redeemable convertible preferred stock	10,950
Payment of Series A-I redeemable convertible preferred stock issuance costs	(245)
Repayment of short-term borrowing principal	(73)				(100)
Proceeds from advance subscriptions		375			1,650
Proceeds from short-term borrowings		100			170
Proceeds from issuance of SAFE instruments							3,057
Proceeds from issuance of SAFE instruments and pre-funded warrants					3,655
Proceeds from issuance of common stock upon exercise of pre-funded warrants					7
Cash provided by financing activities	10,632	475			5,382		3,057
Net decrease in cash and cash equivalents	5,460	(781)			(680)		(2,836)
Cash and cash equivalents at beginning of the year	183	863			863		3,699
Cash and cash equivalents at the end of the year	5,643	82	$ 183	$ 863	183		863
Supplemental cash flow information:
Interest paid	83	65			380		802
Supplemental non-cash investing and financing activities:
Conversion of SAFE instruments into Series A-I and Series A-II redeemable convertible preferred stock	10,752
Conversion of convertible promissory notes and default interest into Series A-I and Series A-III redeemable convertible preferred stock	9,108
Series A issuance costs funded through issuance of common stock warrants	52
Deferred Series A redeemable convertible preferred stock offering costs reclassified as a reduction of offering proceeds	296
Reclassification of subscription liability to Series A-I redeemable convertible preferred stock	1,650
Reclassification of warrant liabilities to additional paid-in capital	$ 11,396
Conversion of convertible promissory note into common and preferred stock							873
Reclassification of warrant liability to equity							$ 71